Supplier Finance Programs - General (Details) ¥ in Millions	Mar. 31, 2025 CNY (¥)
Supplier Finance Program [Line Items]
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Accrued Liabilities, Current
Supplier Finance Programs
Supplier Finance Program [Line Items]
Treasury investments carrying value	¥ 1,500
Maximum
Supplier Finance Program [Line Items]
SCF payment terms	180 days